Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares
Summary of the Fund Columbia Mid Cap Growth Opportunity Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Class A, B, C, I, R, R3 and R4 Shares) Columbia Mid Cap Growth Opportunity Fund Class A,B,C,I,R,R3 and R4 Shares	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (Class A, B, C, I, R, R3, and R4 Shares) Columbia Mid Cap Growth Opportunity Fund		Class A,B,C,I,R,R3 and R4 Shares	Class A,B,C,I,R,R3 and R4 Shares Class A	Class A,B,C,I,R,R3 and R4 Shares Class B	Class A,B,C,I,R,R3 and R4 Shares Class C	Class A,B,C,I,R,R3 and R4 Shares Class I	Class A,B,C,I,R,R3 and R4 Shares Class R	Class A,B,C,I,R,R3 and R4 Shares Class R3	Class A,B,C,I,R,R3 and R4 Shares Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R3	Class R4
Management fees	[2]		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	0.25%	none
Other expenses			0.35%	0.35%	0.35%	0.10%	0.35%	0.40%	0.40%
Total annual fund operating expenses			1.30%	2.05%	2.05%	0.80%	1.55%	1.35%	1.10%
Less: Fee waiver/expense reimbursement	[3]		(0.02%)	(0.02%)	(0.02%)	none	(0.02%)	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]		1.28%	2.03%	2.03%	0.80%	1.53%	1.35%	1.10%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting to be held on Feb. 15, 2011, would have the effect of changing the effective management fee rate of the Fund, including eliminating the performance incentive adjustment.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.003% for the most recent fiscal year), will not exceed 1.28% for Class A, 2.03% for Class B, 2.03% for Class C, 0.84% for Class I, 1.53% for Class R, 1.39% for Class R3 and 1.14% for Class R4.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Class A, B, C, I, R, R3, and R4 Shares) Columbia Mid Cap Growth Opportunity Fund Class A,B,C,I,R,R3 and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	698	962	1,246	2,056
Class B	Class B (if shares are redeemed)	706	941	1,302	2,189
Class C	Class C (if shares are redeemed)	306	641	1,102	2,382
Class I	Class I (whether or not shares are redeemed)	82	256	445	994
Class R	Class R (whether or not shares are redeemed)	156	488	844	1,849
Class R3	Class R3 (whether or not shares are redeemed)	137	428	740	1,629
Class R4	Class R4 (whether or not shares are redeemed)	112	350	607	1,345

Expense Example, No Redemption (Class A, B, C, I, R, R3 and R4 Shares) Columbia Mid Cap Growth Opportunity Fund Class A,B,C,I,R,R3 and R4 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	206	641	1,102	2,189
Class C	Class C (if shares are not redeemed)	206	641	1,102	2,382

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $773.1 million to $19.34 billion as of Nov. 30, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class R and Class R3 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

During the periods shown: • Highest return for a calendar quarter was +26.78% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was –28.29% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (after applicable sales charges)
Average Annual Total Returns (Class A, B, C, I, R, R3 and R4 Shares) Class A,B,C,I,R,R3 and R4 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since Inception	Inception Date
Columbia Mid Cap Growth Opportunity Fund Before taxes Class A	Columbia Mid Cap Growth Opportunity Fund:	Class A — before taxes		18.72%	3.97%	3.07%
Columbia Mid Cap Growth Opportunity Fund Before taxes Class B	Columbia Mid Cap Growth Opportunity Fund:	Class B — before taxes		19.98%	4.15%	2.87%
Columbia Mid Cap Growth Opportunity Fund Before taxes Class C	Columbia Mid Cap Growth Opportunity Fund:	Class C — before taxes		23.95%	4.42%	2.89%
Columbia Mid Cap Growth Opportunity Fund Before taxes Class I	Columbia Mid Cap Growth Opportunity Fund:	Class I — before taxes		26.54%	5.71%		6.53%	Mar 4, 2004
Columbia Mid Cap Growth Opportunity Fund Before taxes Class R4	Columbia Mid Cap Growth Opportunity Fund:	Class R4 — before taxes		26.14%	5.42%	3.87%
Columbia Mid Cap Growth Opportunity Fund After taxes on distributions Class A	Columbia Mid Cap Growth Opportunity Fund:	Class A — after taxes on distributions		18.65%	2.48%	2.33%
Columbia Mid Cap Growth Opportunity Fund After taxes on distributions and redemption of fund shares Class A	Columbia Mid Cap Growth Opportunity Fund:	Class A — after taxes on distributions and redemption of fund shares		12.25%	3.08%	2.49%
Russell Midcap Growth Index		Russell Midcap Growth Index	(reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.12%	6.54%	Mar 4, 2004
Lipper Mid-Cap Growth Funds Index		Lipper Mid-Cap Growth Funds Index	(reflects no deduction for fees or taxes)	25.66%	6.22%	2.59%	7.11%	Mar 4, 2004

Columbia Mid Cap Growth Opportunity Fund | Class Z Shares
Summary of the Fund Columbia Mid Cap Growth Opportunity Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Class Z Shares)	Columbia Mid Cap Growth Opportunity Fund Class Z Shares
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (Class Z Shares)		Columbia Mid Cap Growth Opportunity Fund Class Z Shares
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	[1]	0.70%
Distribution and/or service (12b-1) fees		none
Other expenses	[2]	0.35%
Total annual fund operating expenses		1.05%
Less: Fee waiver/expense reimbursement	[3]	(0.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]	1.03%
[1]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting to be held on Feb. 15, 2011, would have the effect of changing the effective management fee rate of the Fund, including eliminating the performance incentive adjustment.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.003% for the most recent fiscal year), will not exceed 1.03% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Mid Cap Growth Opportunity Fund Class Z Shares Class Z	Class Z	105	332	578	1,285

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $773.1 million to $19.34 billion as of Nov. 30, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

During the periods shown: • Highest return for a calendar quarter was +26.78% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was –28.29% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (without sales charge)
Average Annual Total Returns (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Columbia Mid Cap Growth Opportunity Fund Before taxes Class A	Columbia Mid Cap Growth Opportunity Fund:	Class A — before taxes	[1]		25.95%	5.21%	3.68%
Columbia Mid Cap Growth Opportunity Fund After taxes on distributions Class A	Columbia Mid Cap Growth Opportunity Fund:	Class A — after taxes on distributions	[1]		25.89%	3.70%	2.94%
Columbia Mid Cap Growth Opportunity Fund After taxes on distributions and redemption of fund shares Class A	Columbia Mid Cap Growth Opportunity Fund:	Class A — after taxes on distributions and redemption of fund shares	[1]		16.96%	4.15%	3.03%
Russell Midcap Growth Index		Russell Midcap Growth Index		(reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.12%
Lipper Mid-Cap Growth Funds Index		Lipper Mid-Cap Growth Funds Index		(reflects no deduction for fees or taxes)	25.66%	6.22%	2.59%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	RIVERSOURCE EQUITY SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0000052445
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund Columbia Mid Cap Growth Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND	resi52445_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.03%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	resi52445_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $773.1 million to $19.34 billion as of Nov. 30, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money
PAST PERFORMANCE	resi52445_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS A ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +26.78% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was –28.29% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge)
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund Columbia Mid Cap Growth Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND	resi52445_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	resi52445_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[4]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	resi52445_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $773.1 million to $19.34 billion as of Nov. 30, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	resi52445_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class R and Class R3 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund's Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class R and Class R3 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS A ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +26.78% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was –28.29% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges)
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | Class A
CLASS A ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(12.65%)	[5]
2002	rr_AnnualReturn2002	(13.78%)	[5]
2003	rr_AnnualReturn2003	22.99%	[5]
2004	rr_AnnualReturn2004	9.47%	[5]
2005	rr_AnnualReturn2005	9.88%	[5]
2006	rr_AnnualReturn2006	(0.23%)	[5]
2007	rr_AnnualReturn2007	14.04%	[5]
2008	rr_AnnualReturn2008	(44.67%)	[5]
2009	rr_AnnualReturn2009	62.52%	[5]
2010	rr_AnnualReturn2010	25.95%	[5]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INVPX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.28%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	698
3 years	rr_ExpenseExampleYear03	962
5 years	rr_ExpenseExampleYear05	1,246
10 years	rr_ExpenseExampleYear10	2,056
CLASS A ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(12.65%)
2002	rr_AnnualReturn2002	(13.78%)
2003	rr_AnnualReturn2003	22.99%
2004	rr_AnnualReturn2004	9.47%
2005	rr_AnnualReturn2005	9.88%
2006	rr_AnnualReturn2006	(0.23%)
2007	rr_AnnualReturn2007	14.04%
2008	rr_AnnualReturn2008	(44.67%)
2009	rr_AnnualReturn2009	62.52%
2010	rr_AnnualReturn2010	25.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | Before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
Since Inception	rr_AverageAnnualReturnSinceInception
1 year	rr_AverageAnnualReturnYear01	18.72%
5 years	rr_AverageAnnualReturnYear05	3.97%
10 years	rr_AverageAnnualReturnYear10	3.07%
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | Before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes	[5]
1 year	rr_AverageAnnualReturnYear01	25.95%
5 years	rr_AverageAnnualReturnYear05	5.21%
10 years	rr_AverageAnnualReturnYear10	3.68%
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | After taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions	[5]
1 year	rr_AverageAnnualReturnYear01	25.89%
5 years	rr_AverageAnnualReturnYear05	3.70%
10 years	rr_AverageAnnualReturnYear10	2.94%
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | After taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
Since Inception	rr_AverageAnnualReturnSinceInception
1 year	rr_AverageAnnualReturnYear01	18.65%
5 years	rr_AverageAnnualReturnYear05	2.48%
10 years	rr_AverageAnnualReturnYear10	2.33%
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | After taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
Since Inception	rr_AverageAnnualReturnSinceInception
1 year	rr_AverageAnnualReturnYear01	12.25%
5 years	rr_AverageAnnualReturnYear05	3.08%
10 years	rr_AverageAnnualReturnYear10	2.49%
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | After taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares	[5]
1 year	rr_AverageAnnualReturnYear01	16.96%
5 years	rr_AverageAnnualReturnYear05	4.15%
10 years	rr_AverageAnnualReturnYear10	3.03%
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IDQBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.03%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	941
5 years	rr_ExpenseExampleYear05	1,302
10 years	rr_ExpenseExampleYear10	2,189
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	641
5 years	rr_ExpenseExampleNoRedemptionYear05	1,102
10 years	rr_ExpenseExampleNoRedemptionYear10	2,189
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | Before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
Since Inception	rr_AverageAnnualReturnSinceInception
1 year	rr_AverageAnnualReturnYear01	19.98%
5 years	rr_AverageAnnualReturnYear05	4.15%
10 years	rr_AverageAnnualReturnYear10	2.87%
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AESCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.03%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	306
3 years	rr_ExpenseExampleYear03	641
5 years	rr_ExpenseExampleYear05	1,102
10 years	rr_ExpenseExampleYear10	2,382
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	641
5 years	rr_ExpenseExampleNoRedemptionYear05	1,102
10 years	rr_ExpenseExampleNoRedemptionYear10	2,382
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | Before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
Since Inception	rr_AverageAnnualReturnSinceInception
1 year	rr_AverageAnnualReturnYear01	23.95%
5 years	rr_AverageAnnualReturnYear05	4.42%
10 years	rr_AverageAnnualReturnYear10	2.89%
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AQUIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.80%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	256
5 years	rr_ExpenseExampleYear05	445
10 years	rr_ExpenseExampleYear10	994
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | Before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
1 year	rr_AverageAnnualReturnYear01	26.54%
5 years	rr_AverageAnnualReturnYear05	5.71%
10 years	rr_AverageAnnualReturnYear10
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.53%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	156
3 years	rr_ExpenseExampleYear03	488
5 years	rr_ExpenseExampleYear05	844
10 years	rr_ExpenseExampleYear10	1,849
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | Class R3
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R3
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.35%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R3 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	137
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	740
10 years	rr_ExpenseExampleYear10	1,629
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IESYX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	607
10 years	rr_ExpenseExampleYear10	1,345
Columbia Mid Cap Growth Opportunity Fund | Class A,B,C,I,R,R3 and R4 Shares | Before taxes | Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Mid Cap Growth Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
Since Inception	rr_AverageAnnualReturnSinceInception
1 year	rr_AverageAnnualReturnYear01	26.14%
5 years	rr_AverageAnnualReturnYear05	5.42%
10 years	rr_AverageAnnualReturnYear10	3.87%
Columbia Mid Cap Growth Opportunity Fund | Class Z Shares | Class Z
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	332
5 years	rr_ExpenseExampleYear05	578
10 years	rr_ExpenseExampleYear10	1,285
Columbia Mid Cap Growth Opportunity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVOZX
Russell Midcap Growth Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	26.38%
5 years	rr_AverageAnnualReturnYear05	4.88%
10 years	rr_AverageAnnualReturnYear10	3.12%
Russell Midcap Growth Index | Class A,B,C,I,R,R3 and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
1 year	rr_AverageAnnualReturnYear01	26.38%
5 years	rr_AverageAnnualReturnYear05	4.88%
10 years	rr_AverageAnnualReturnYear10	3.12%
Lipper Mid-Cap Growth Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Growth Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	25.66%
5 years	rr_AverageAnnualReturnYear05	6.22%
10 years	rr_AverageAnnualReturnYear10	2.59%
Lipper Mid-Cap Growth Funds Index | Class A,B,C,I,R,R3 and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Growth Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
1 year	rr_AverageAnnualReturnYear01	25.66%
5 years	rr_AverageAnnualReturnYear05	6.22%
10 years	rr_AverageAnnualReturnYear10	2.59%

[1]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting to be held on Feb. 15, 2011, would have the effect of changing the effective management fee rate of the Fund, including eliminating the performance incentive adjustment.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.003% for the most recent fiscal year), will not exceed 1.03% for Class Z.
[4]	The expense ratios have been adjusted to reflect current fees.
[5]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[6]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.003% for the most recent fiscal year), will not exceed 1.28% for Class A, 2.03% for Class B, 2.03% for Class C, 0.84% for Class I, 1.53% for Class R, 1.39% for Class R3 and 1.14% for Class R4.